Supplemental Guarantor Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Supplemental Guarantor Information
Note 29. Supplemental Guarantor Information
Condensed Consolidating Financial Information
The following consolidating information presents condensed consolidating statements of financial position as of December 31, 2019 and 2018 and condensed consolidating statements of income, other comprehensive income and cash flows for each of the three years in the period ended December 31, 2019, 2018 and 2017 of the Company and Propimex, S. de R.L. de C.V., Comercializadora la Pureza de Bebidas, S. de R.L. de C.V., Controladora Interamericana de Bebidas, S. de R.L. de C.V., Grupo Embotellador CIMSA, S. de R.L. de C.V., Refrescos Victoria del Centro, S. de R.L. de C.V., Distribuidora y Manufacturera del Valle de Mexico, S. de R.L. de C.V (as successor guarantor of Servicios Integrados Inmuebles del Golfo, S. de R.L. de C.V.) and Yoli de Acapulco, S. de R. L. de C.V. (the Guarantors).
These statements are prepared in accordance with IFRS, as issued by the IASB, with the exception that the subsidiaries are accounted for as investments under the equity method rather than being consolidated. The guarantees of the Guarantors are full and unconditional.
The accounting policies applied in the preparation of the condensed financial statements is the same as those used in the preparation of the consolidated financial statements (see Note 3).

The Company’s consolidating condensed financial information for the (i) Company; (ii) its 100% owned guarantors subsidiaries (on standalone basis), which are wholly and unconditional guarantors under both prior years debt and current year debt referred to as “Senior Notes” in Note 19; (iii) the combined non-guarantor
subsidiaries; iv) eliminations and v) the Company’s consolidated financial statements are as follows:

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Consolidated Statement of Financial Position As of December 31, 2019
Assets:
Current assets:
Cash and cash equivalents	Ps.	9,849	Ps.	4,464	Ps.	6,178	Ps.	—	Ps.	20,491
Accounts receivable, net		18,832		28,528		59,730		(91,614)		15,476
Inventories		—		1,462		9,076		—		10,538
Recoverable taxes		189		1,474		5,904		—		7,567
Other current assets		188		522		2,014		—		2,724

Total current assets		29,058		36,450		82,902		(91,614)		56,796

Non-current assets:
Investments in other entities		153,782		147,846		3,571		(295,448)		9,751
Rights of use assets		—		594		788		—		1,382
Property, plant and equipment, net		—		19,130		42,057		—		61,187
Intangible assets, net		27,608		36,501		47,941		—		112,050
Deferred tax assets		4,411		2,208		3,813		—		10,432
O ther non-current assets and Other current financial assets		22,697		5,742		19,663		(41,861)		6,241
Total non-current assets		208,498		212,021		117,833		(337,309)		201,043

Total assets	Ps.	237,556	Ps.	248,471	Ps.	200,735	Ps.	(428,923)	Ps.	257,839

Liabilities:
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt	Ps.	9,421	Ps.	—	Ps.	2,064	Ps.	—	Ps.	11,485
Current portion of lease liabilities		—		143		340		—		483
Interest Payable		422		—		17		—		439
Suppliers		11		3,735		16,225		(139)		19,832
Other current liabilities		33,151		48,249		28,846		(91,475)		18,771

Total current liabilities		43,005		52,127		47,492		(91,614)		51,010

Non-current liabilities:
Bank loans and notes payable		57,455		—		1,037		—		58,492
Lease liabilities		—		452		448		—		900
Other non-current liabilities		14,161		36,797		8,653		(41,859)		17,752

Total non-current liabilities		71,616		37,249		10,138		(41,859)		77,144

Total liabilities		114,621		89,376		57,630		(133,473)		128,154

Equity:
Equity attributable to equity holders of the parent		122,935		159,095		136,354		(295,450)		122,934
Non-controlling interest in consolidated subsidiaries		—		—		6,751		—		6,751

Total equity		122,935		159,095		143,105		(295,450)		129,685

Total liabilities and equity	Ps.	237,556	Ps.	248,471	Ps.	200,735	Ps.	(428,923)	Ps.	257,839

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Consolidated Statement of Financial Position As of December 31, 2018
Assets:
Current assets:
Cash and cash equivalents	Ps.	16,529	Ps.	1,025	Ps.	6,173	Ps.	—	Ps.	23,727
Accounts receivable, net		19,388		31,461		51,028		(87,030)		14,847
Inventories		—		2,717		7,334		—		10,051
Recoverable taxes		80		1,870		4,088		—		6,038
O ther current assets and Other current financial assets		—		170		2,657		—		2,827

Total current assets		35,997		37,243		71,280		(87,030)		57,490

Non-current assets:
Investments in associates and joint ventures		160,014		131,357		3,766		(284,619)		10,518
Property, plant and equipment, net		—		18,378		43,564		—		61,942
Intangible assets, net		27,824		36,361		52,619		—		116,804
Deferred tax assets		3,043		1,807		3,588		—		8,438
Other non-current assets and financial assets		19,060		6,282		25,149		(41,896)		8,595
Total non-current assets		209,941		194,185		128,686		(326,515)		206,297

Total assets	Ps.	245,938	Ps.	231,428	Ps.	199,966	Ps.	(413,545)	Ps.	263,787

Liabilities:
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt	Ps.	4,700	Ps.	—	Ps.	6,904	Ps.	—	Ps.	11,604
Interest Payable		477		—		20		—		497
Suppliers		11		2,531		17,257		(53)		19,746
Other current liabilities		32,909		82,359		(14,614)		(86,977)		13,677

Total current liabilities		38,097		84,890		9,567		(87,030)		45,524

Non-current liabilities:
Bank loans and notes payable		68,607		—		1,594		—		70,201
Other non-current liabilities		14,292		670		43,246		(41,896)		16,312

Total non-current liabilities		82,899		670		44,840		(41,896)		86,513

Total liabilities		120,996		85,560		54,407		(128,926)		132,037

Equity:
Equity attributable to equity holders of the parent		124,942		145,868		138,753		(284,619)		124,944
Non-controlling interest in consolidated subsidiaries		—		—		6,806		—		6,806

Total equity		124,942		145,868		145,559		(284,619)		131,750

Total liabilities and equity	Ps.	245,938	Ps.	231,428	Ps.	199,966	Ps.	(413,545)	Ps.	263,787

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed consolidating income statements: For the year ended December 31, 2019
Total revenues	Ps.	2	Ps.	96,169	Ps.	155,767	Ps.	(57,467)	Ps.	194,471
Cost of goods sold		—		54,714		101,268		(49,018)		106,964

Gross profit		2		41,455		54,499		(8,449)		87,507
Administrative expenses		404		3,194		7,815		(2,986)		8,427
Selling expenses		—		24,308		33,265		(5,463)		52,110
Other expenses (income), net		3		1,579		908		—		2,490
Interest expense, net		4,568		3,745		(2,639)		—		5,674
Foreign exchange (loss) gain, net		379		(80)		(629)		—		(330)
Other financing (expense) income, net		—		—		(67)		—		(67)
Income taxes		(1,105)		2,536		4,217		—		5,648
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes		15,590		11,676		48		(27,445)		(131)

Consolidated Net income	Ps.	12,101	Ps.	17,689	Ps.	10,285	Ps.	(27,445)	Ps.	12,630

Attributable to:
Equity holders of the parent- continuing		12,101		17,689		9,756		(27,445)		12,101
Non-controlling interest- continuing		—		—		529		—		529

Consolidated Net income	Ps.	12,101	Ps.	17,689	Ps.	10,285	Ps.	(27,445)	Ps.	12,630

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed consolidating income statements: For the year ended December 31, 2018
Total revenues	Ps.	1	Ps.	86,736	Ps.	165,325	Ps.	(69,720)	Ps.	182,342
Cost of goods sold		—		49,104		108,671		(59,371)		98,404

Gross profit		1		37,632		56,654		(10,349)		83,938
Administrative expenses		135		5,403		8,054		(5,593)		7,999
Selling expenses		—		22,814		31,867		(4,756)		49,925
Other expenses (income), net		—		627		1,254		—		1,881
Interest expense, net		4,425		3,514		(1,375)		—		6,564
Foreign exchange (loss) gain, net		(96)		(91)		(90)		—		(277)
Other financing (expense) income, net		—		—		(102)		—		(102)
Income taxes		(731)		1,455		4,536		—		5,260
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes		17,833		14,732		105		(32,896)		(226)

Net income from continuing operations	Ps.	13,911	Ps.	18,460	Ps.	12,229	Ps.	(32,896)	Ps.	11,704

Net income after tax from discontinued operations	Ps.	—	Ps.	—	Ps.	3,366	Ps.	—	Ps.	3,366

Consolidated Net income	Ps.	13,911	Ps.	18,460	Ps.	15,595	Ps.	(32,896)	Ps.	15,070

Attributable to:
Equity holders of the parent- continuing		13,911		18,460		11,461		(32,896)		10,936
Equity holders of the parent- discountinued		—		—		2,975		—		2,975
Non-controlling interest- continuing		—		—		768		—		768
Non-controlling interest discontinued		—		—		391		—		391

Consolidated Net income	Ps.	13,911	Ps.	18,460	Ps.	15,595	Ps.	(32,896)	Ps.	15,070

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed consolidating income statements: For the year ended December 31, 2017
Total revenues	Ps.	1	Ps.	80,179	Ps.	126,031	Ps.	(22,955)	Ps.	183,256
Cost of goods sold		—		40,870		71,402		(12,524)		99,748

Gross profit		1		39,309		54,629		(10,431)		83,508
Administrative expenses		140		5,598		7,003		(5,048)		7,693
Selling expenses		—		22,589		33,146		(5,384)		50,351
Other expenses (income), net		(314)		(330)		32,000		1		31,357
Interest expense, net		3,717		3,210		1,058		1		7,986
Foreign exchange (loss) gain, net		846		255		(313)		—		788
Other financing (expense) income, net		(104)		—		1,940		—		1,836
Income taxes		238		2,270		1,676		—		4,184
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes		(9,765)		9,647		148		30		60

Net income from continuing operations	Ps.	(12,803)	Ps.	15,874	Ps.	(18,479)	Ps.	29	Ps.	(15,379)

Net income after tax from discontinued operations	Ps.	—	Ps.	—	Ps.	3,725	Ps.	—	Ps.	3,725

Consolidated Net income	Ps.	(12,803)	Ps.	15,874	Ps.	(14,754)	Ps.	29	Ps.	(11,654)

Attributable to:
Equity holders of the parent- continuing		(12,803)		15,874		(19,158)		29		(16,058)
Equity holders of the parent- discountinued		—		—		3,256		—		3,256
Non-controlling interest- continuing		—		—		679		—		679
Non-controlling interest discontinued		—		—		469		—		469

Consolidated Net income	Ps.	(12,803)	Ps.	15,874	Ps.	(14,754)	Ps.	29	Ps.	(11,654)

	Parent		Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed consolidating statements of comprehensive income For the year ended December 31, 2019
Consolidated net income	Ps.	12,101	Ps.	17,689	Ps.	10,285	Ps.	(27,445)	Ps.	12,630

Other comprehensive income, net of taxes:
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		(819)		157		(330)		157		(835)
Exchange differences on translation of foreign operations		(5,013)		(10,391)		(5,578)		15,403		(5,579)

Net other comprehensive income to be reclassified to profit or loss in subsequent periods:		(5,832)		(10,234)		(5,908)		15,560		(6,414)

Items not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI		(216)		—		(216)		216		(216)
Remeasurements of the net defined benefit liability, net of taxes		(511)		(64)		(899)		963		(511)

Net other comprehensive income not being reclassified to profit or loss in subsequent periods:		(727)		(64)		(1,115)		1,179		(727)

Total comprehensive (loss) income, net of tax		(6,559)		(10,298)		(7,023)		16,739		(7,141)

Consolidated comprehensive income for the year, net of tax	Ps.	5,542	Ps.	7,391	Ps.	3,262	Ps.	(10,706)	Ps.	5,489

Attributable to:
Equity holders of the parent- continuing	Ps.	5,542	Ps.	7,391	Ps.	3,314	Ps.	(10,706)	Ps.	5,541
Non-controlling interest-continuing		—		—		(52)		—		(52)

Consolidated comprehensive income for the year, net of tax	Ps.	5,542	Ps.	7,391	Ps.	3,262	Ps.	(10,706)	Ps.	5,489

	Parent		Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed consolidating statements of comprehensive income For the year ended December 31, 2018
Consolidated net income	Ps.	13,911	Ps.	18,460	Ps.	15,595	Ps.	(32,896)	Ps.	15,070

Other comprehensive income, net of taxes:
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		(396)		(1,102)		2,142		(1,081)		(437)
Exchange differences on translation of foreign operations		(6,937)		23,618		(7,127)		(16,788)		(7,234)

Net other comprehensive income to be reclassified to profit or loss in subsequent periods:		(7,333)		22,516		(4,985)		(17,869)		(7,671)

Items not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI		(1,039)		—		(1,039)		1,039		(1,039)
Remeasurements of the net defined benefit liability, net of taxes		223		(6)		101		(59)		259

Net other comprehensive income not being reclassified to profit or loss in subsequent periods:		(816)		(6)		(938)		980		(780)

Total comprehensive (loss) income, net of tax		(8,149)		22,510		(5,923)		(16,889)		(8,451)

Consolidated comprehensive income for the year, net of tax	Ps.	5,762	Ps.	40,970	Ps.	9,672	Ps.	(49,785)	Ps.	6,619

Attributable to:
Equity holders of the parent- continuing	Ps.	5,762	Ps.	40,970	Ps.	7,037	Ps.	(49,785)	Ps.	3,984
Equity holders of the parent- discontinued		—		—		2,817		—		2,817

Non-controlling interest-continuing		—		—		(421)		—		(421)

Non-controlling interest- discontinued		—		—		239		—		239

Consolidated comprehensive income for the year, net of tax	Ps.	5,762	Ps.	40,970	Ps.	9,672	Ps.	(49,785)	Ps.	6,619

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed consolidating statements of comprehensive income For the year ended December 31, 2017
Consolidated net income (loss)	Ps.	(12,803)	Ps.	15,874	Ps.	(14,754)	Ps.	29	Ps.	(11,654)

Other comprehensive income, net of taxes:
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		(192)		(554)		(266)		746		(266)
Exchange differences on translation of foreign operations		16,345		5,245		15,293		(21,676)		15,207

Net other comprehensive income to be reclassified to profit or loss in subsequent periods:		16,053		4,691		15,027		(20,930)		14,941

Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes		(10)		171		32		(165)		28

Net other comprehensive income not being reclassified to profit or loss in subsequent periods:		(10)		171		32		(165)		28

Total comprehensive (loss) income, net of tax		16,143	Ps.	4,862	Ps.	15,059	Ps.	(21,095)	Ps.	14,969

Consolidated comprehensive income for the year, net of tax	Ps.	3,340	Ps.	20,736	Ps.	305	Ps.	(21,066)	Ps.	3,315

Attributable to:
Equity holders of the parent- continuing	Ps.	3,340	Ps.	20,736	Ps.	(2,169)	Ps.	(21,066)	Ps.	841
Equity holders of the parent- discontinued		—		—		2,500		—		2,500
Non-controlling interest-continuing		—		—		146		—		146
Non-controlling interest- discontinued		—		—		(172)		—		(172)

Consolidated comprehensive income for the year, net of tax	Ps.	3,340	Ps.	20,736	Ps.	305	Ps.	(21,066)	Ps.	3,315

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed Consolidated Statements of Cash Flows For the year ended December 31, 2019
Cash flows from operating activities:
Income before income taxes for continuing op.	Ps.	10,995	Ps.	20,226	Ps.	14,502	Ps.	(27,445)	Ps.	18,278
Non-cash items		(13,994)		(9,829)		12,276		27,445		15,898
Changes in working capital		(222)		(4,975)		2,310		—		(2,887)

Net cash flows (used in)/from operating activities from continuing operations		(3,221)		5,422		29,088		—		31,289

Investing activities:
Interest received		2,957		2,460		5,446		(9,633)		1,230
Acquisition of long-lived assets, net		—		(4,218)		(5,776)		—		(9,994)
Acquisition of intangible assets and other investing activities		(3,693)		189		2,095		—		(1,409)
Investments in financial assets, net		(86)		(224)		(3,705)		3,443		(572)
Dividends received		15,052		868		1		(15,920)		1

Net cash flows used in investing activities from continuing operations		14,230		(925)		(1,939)		(22,110)		(10,744)

Financing activities:
Proceeds from borrowings		9,400	Ps.	—		1,336		—		10,736
Repayment of borrowings		(14,137)		—		(6,323)		—		(20,460)
Interest paid		(4,006)		(31)		(10,278)		9,633		(4,682)
Dividends paid		(7,437)		(12,261)		(3,662)		15,920		(7,440)
Interest paid on lease liabilities		—		(129)		(125)		125		(129)
Payments of leases		—		(105)		(473)		86		(492)
Other financing activities		(1,016)		11,484		(7,141)		(3,654)		(327)

Net cash flows (used in)/from financing activities from continuing operations		(17,196)		(1,042)		(26,666)		22,110		(22,794)

Net (decrease) increase in cash and cash equivalents		(6,187)		3,455		483		—		(2,249)
Initial balance of cash and cash equivalents		16,529		1,026		6,172		—		23,727
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		(493)		(17)		(477)		—		(987)

Ending balance of cash and cash equivalents	Ps.	9,849	Ps.	4,464	Ps.	6,178	Ps.	—	Ps.	20,491

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed Consolidated Statements of Cash Flows For the year ended December 31, 2018
Cash flows from operating activities:
Income before income taxes for continuing op.	Ps.	13,180	Ps.	19,914	Ps.	16,766	Ps.	(32,896)	Ps.	16,964
Non-cash items		(15,622)		(7,476)		8,957		32,896		18,755
Changes in working capital		(89)		(10,958)		2,909		—		(8,138)

Net cash flows (used in)/from operating activities from continuing operations		(2,531)		1,480		28,632		—		27,581

Income before income taxes from discontinued operations		—		—		1,308		—		1,308

Operating activities from discontinued operations		—		—		654		—		654

Investing activities:
Acquisition and mergers, net of cash acquired		—		—		1,957		—		1,957
Interest received		2,994		2,187		4,513		(8,690)		1,004
Acquisition of long-lived assets, net		—		(3,506)		(6,012)		—		(9,518)
Acquisition of intangible assets and other investing activities		(10,153)		6,710		2,088		—		(1,355)
Investments in shares		(9,576)		(1,948)		(23,820)		34,957		(387)
Dividends received		4,816		—		8		(4,816)		8

Net cash flows used in investing activities from continuing operations		(11,919)		3,443		(21,266)		21,451		(8,291)

Net cash flows used from investing activities from discontinued operations		—		—		(962)		—		(962)

Financing activities:
Proceeds from borrowings		10,100		—		5,326		—		15,426
Repayment of borrowings		(9,028)		—		(6,929)		—		(15,957)
Interest paid		(4,189)		(5,487)		(3,998)		8,690		(4,984)
Dividends paid		(7,038)		(4,434)		(382)		4,816		(7,038)
Proceeds from issuing shares		—		—		—		—		—
Other financing activities		34,314		5,118		(6,157)		(34,957)		(1,682)

Net cash flows (used in)/from financing activities from continuing operations		24,159		(4,803)		(12,140)		(21,451)		(14,235)

Net cash flows used from financing activities from discontinued operations		—		—		(37)		—		(37)

Net (decrease) increase in cash and cash equivalents from continuing operations		9,709		120		(4,774)		—		5,055
Net (decrease) increase in cash and cash equivalents from discontinued operations		—		—		963		—		963
Initial balance of cash and cash equivalents		7,017		926		10,824		—		18,767
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		(197)		(20)		(841)		—		(1,058)

Ending balance of cash and cash equivalents	Ps.	16,529	Ps.	1,026	Ps.	6,172	Ps.	—	Ps.	23,727

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed Consolidated Statements of Cash Flows For the year ended December 31, 2017
Cash flows from operating activities:
Income before income taxes for continuing op.	Ps.	(12,565)	Ps.	18,144	Ps.	(16,803)	Ps.	29	Ps.	(11,195)
Non-cash items		10,474		(4,564)		39,495		(29)		45,376
Changes in working capital		118		1,803		(9,566)		—		(7,645)

Net cash flows (used in)/from operating activities from continuing operations		(1,973)		15,383		13,126		—		26,536

Income before taxes from discontinued operations		—		—		1,265		—		1,265

Operating activities from discontinued operations		—		—		5,435		—		5,435

Investing activities:
Acquisition and mergers, net of cash acquired		—		—		26		—		26
Deconsolidation of Venezuela		—		—		(170)		—		(170)
Interest received		4,753		1,693		1,471		(7,126)		791
Acquisition of long-lived assets, net		—		(2,646)		(6,746)		—		(9,392)
Acquisition of intangible assets and other investing activities		4,901		(995)		(7,461)		—		(3,555)
Investments in shares		(100)		(405)		305		(1,243)		(1,443)
Dividends received		3,187		—		33		(3,187)		33

Net cash flows (used in)/from investing activities from continuing operations		12,741		(2,353)		(12,542)		(11,556)		(13,710)

Net cash flows (used in)/from investing activities from discontinued operations		—		—		2,820		—		2,820

Financing activities:
Proceeds from borrowings		10,200		—		2,288		—		12,488
Repayment of borrowings		(9,926)		—		(3,183)		—		(13,109)
Interest paid		(5,169)		(4,740)		(1,775)		7,126		(4,558)
Dividends paid		(6,991)		(3,187)		(1)		3,187		(6,992)
Other financing activities		2,730		(5,293)		(881)		1,243		(2,201)
Proceeds from issuing shares		4,082		—		—		—		4,082

Net cash flows (used in)/from financing activities from continuing operations		(5,074)		(13,220)		(3,552)		11,556		(10,290)

Net cash flows (used in)/from financing activities from discontinued operations		—		—		(485)		—		(485)

Net (decrease) increase in cash and cash equivalents from continuing operations		5,694		(190)		(2,968)		—		2,536
Net (decrease) increase in cash and cash equivalents from discontinued operations		—		—		9,035		—		9,035
Initial balance of cash and cash equivalents		1,106		1,119		8,251		—		10,476
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		217		(3)		(3,494)		—		(3,280)

Ending balance of cash and cash equivalents	Ps.	7,017	Ps.	926	Ps.	10,824	Ps.	—	Ps.	18,767